FAIR VALUE	12 Months Ended
Feb. 29, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
13.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

The Group measured certain long-term investments at fair value on a recurring basis as of February 28, 2015 and February 29, 2016.

Fair value option investments

The Group accounted for its investments in two third-party companies using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations.

	As of	As of
	February 28,	February 29,
	2015	2016

Fair value option investments
Long-term investment in a third-party online company (1)	$3,193,000	$3,193,000
Long-term investment in a third-party technology company (2)	6,089,000	7,330,000

	$9,282,000	$10,523,000

(1)
In February 2013, the Group acquired 16.85% equity interest in a third-party online education company with a total cash consideration of $3,080,000. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The fair value change of the investment was $113,000 and $nil in the fiscal year 2015 and 2016, respectively.

(2)
In August 2014, the Group acquired 4.76% equity interest in a third-party technology company with a total cash consideration of $5,000,000. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The fair value change of the investment was $1,089,000 and $1,265,852 in the fiscal year 2015 and 2016, respectively.

At the end of each reporting period, the Group measures the fair value of these investments using income approach in discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital. The Group recognized changes in fair value of the investments of $1,202,000 and $1,265,852 in the consolidated statements of operation in the fiscal year ended February 28, 2015 and February 29, 2016, respectively.

For the years ended February 28, 2015 and February 29, 2016, the changes in the carrying amounts of long-term investments measured using the fair value option on a recurring basis were as follows:

Balance as of February 28, 2013	$5,491,073
Changes in fair value	297,120
Disposal	(2,742,876)
Foreign exchange difference	34,683

Balance as of February 28, 2014	$3,080,000

Purchase	5,000,000
Changes in fair value	1,202,000

Balance as of February 28, 2015	$9,282,000

Changes in fair value	1,265,852
Foreign exchange difference	(24,852)

Balance as of February 29, 2016	$10,523,000

Available-for-sale investments

The Group accounted for below investments as debt securities and classified as available-for-sale investments, which were measured subsequently at fair value in the balance sheet and unrealized holding gains and losses shall be reported in other comprehensive income.

	As of	As of
	February 28,	February 29,
	2015	2016

Available-for-sale investments
Long-term investment in BabyTree Inc. (3)	$24,309,000	$25,417,000
Long-term investment in Guokr Corporation Limited (4)	15,471,000	15,745,000
Long-term investment in Yinghe Youshi(5)	4,284,233	-
Long-term investment in Changing Education Inc. (6)	-	91,536,000
Long-term investment in Beijing Shunshunbida Information Consulting Co., Ltd. (“Shunshun Bida”) (7)	-	10,515,391
Long-term investments in other third-party companies (8)	11,188,187	45,577,278

	$55,252,420	$188,790,669

(3)
In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in the Cayman Islands and is an online parenting community and an online retailer of products for children, baby and maternity wear in China. The fair value change of the investment was an increase of  $834,000 and $1,108,000 in the fiscal year 2015 and 2016, respectively.

(4)
In October 2014, the Group acquired certain equity interest in Guokr Corporation Limited by purchasing its Series C redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open, diverse interest community of science and technology that provides interesting science and technology content. The fair value change of the investment was an increase of  $471,000 and $274,000 in the fiscal year 2015 and 2016, respectively.

(5)
In January 2015, the Group acquired certain equity interest in Yinghe Youshi, who primarily provides online preparation services of English tests for study abroad purposes. In February 2016, the Group obtained control of the acquiree and applied acquisition method of accounting on the date control was obtained. Please refer to Note 3 business acquisition for details.

(6)
In April and August 2015, the Group aggregately acquired 30% equity interest in Changing Education Inc., which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C redeemable preferred shares. There was an increase of  $5,220,210 change in fair value of the investment in fiscal year 2016. Please refer to Note 14 for details.

(7)
In December 2015, the Group acquired 30% equity interest in Shunshun Bida who primarily engages in providing professional counseling services to students who desire to study abroad through its online-to-offline platform. The equity interest was acquired through the Group's purchase of its redeemable preferred shares. The Group recorded a gain of $1,907,669 from transfer of a nonfinancial asset as part of consideration for this investment. There was no change in fair value of the investment in fiscal year 2016.

(8)
In the fiscal year ended February 29, 2016, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 2.8% to 30% equity interests of these companies through purchasing their redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was an increase of  $43,600 and $3,974,626 change in fair value of these investments in fiscal year 2015 and 2016, respectively. The Group recorded $nil, $nil and $1,564,200 impairment loss during the fiscal years ended February 28, 2014, 2015 and February 29, 2016, respectively.

The long-term investments accounted for as available-for-sale investments on a recurring basis are as follows:

US$
Balance as of February 28, 2014	$23,894,500
Purchase	30,009,320
Changes in fair value	1,348,600

Balance as of February 28, 2015	$55,252,420

Purchase	129,834,051
Disposal	(674,576)
Transfer out upon gaining control of Yinghe Youshi	(4,284,233)
Changes in fair value	10,576,836
Impairment loss	(1,564,200)
Foreign exchange difference	(349,629)

Balance as of February 29, 2016	$188,790,669

As of February 28, 2015 and February 29, 2016, information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2015	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Long-term investments
Fair value option investments	$9,282,000	-	-	$9,282,000
Available-for-sale investments	$55,252,420	-	-	$55,252,420

Total	$64,534,420	-	-	$64,534,420

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2016	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Long-term investments
Fair value option investments	$10,523,000	-	-	$10,523,000
Available-for-sale investments	$188,790,669	-	-	$188,790,669

Total	$199,313,669	-	-	$199,313,669

(b)	Assets and liabilities measured at fair value on a nonrecurring basis
The Group measures the goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to goodwill and acquired intangible assets for the years ended February 28, 2014, 2015 and February 29, 2016.

The Group measures long-term investments (excluding the available-for-sale investments and fair value option investments) at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. Please see Note 10(2) for details.

The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

The fair value of the bond payable was disclosed in Note 12.